CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	$ 132,375,915	$ 117,029,154	$ 117,908,416
COST OF GOODS SOLD	117,721,799	100,932,528	102,197,994
GROSS PROFIT	14,654,116	16,096,626	15,710,422
Selling expenses	(598,832)	(734,159)	(986,378)
General and administrative expenses	(6,002,121)	(6,376,383)	(4,478,413)
Total Operating Expenses	(6,600,953)	(7,110,542)	(5,464,791)
LOSS FROM OPERATIONS	8,053,163	8,986,084	10,245,631
Financial expenses, net	1,610,337	2,827,138	2,823,952
INCOME BEFORE INCOME TAX	6,589,934	6,249,530	7,793,573
INCOME TAX	691,556	926,048	1,180,167
NET INCOME	5,898,378	5,323,482	6,613,406
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	6,606,207	(6,975,100)	(5,829,470)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	6,606,207	(6,975,100)	(5,829,470)
COMPREHENSIVE INCOME (LOSS)	11,951,518	(2,151,127)	67,334
Ossen Innovation Co., Ltd [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
COST OF GOODS SOLD
GROSS PROFIT
Selling expenses
General and administrative expenses	146,687	279,893	198,753
Total Operating Expenses	146,687	279,893	198,753
LOSS FROM OPERATIONS	(146,687)	(279,893)	(198,753)
Financial expenses, net	317	184	272
Equity in income of subsidiaries	5,492,315	5,104,050	6,095,829
INCOME BEFORE INCOME TAX	5,345,311	4,823,973	5,896,804
INCOME TAX
NET INCOME	5,345,311	4,823,973	5,896,804
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	6,606,207	(6,975,100)	(5,829,470)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	6,606,207	(6,975,100)	(5,829,470)
COMPREHENSIVE INCOME (LOSS)	$ 11,951,518	$ (2,151,127)	$ 67,334